Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Schedule of Other Liabilities Current
	As of December 31, 2024	As of June 30, 2024
Related parties (i)	-	794,301
Wages	215,471	288,213
Taxes	74,614	134,212
Others	204,493	234,367
Total Other liabilities - Current	$494,578	$1,451,093
(i)	The details of the related parties payables are included in Related Party (see note 23)